LEASES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2024
Lessor, Lease, Description [Line Items]
Lease expiration date		Dec. 31, 2023
Option to extend operating lease	In June 2023, the Company signed on extension to the office lease agreement, for the period starting January 1, 2024 for an additional period of two years, with an option to extend the agreement for another two years, meaning a maximum extension period of four years
Officer [Member]
Lessor, Lease, Description [Line Items]
Restricted deposit		$ 116
Vehicles [Member]
Lessor, Lease, Description [Line Items]
Operating lease agreements period for vehicles		3 years